Leases - Summary of Operating Lease Asstes and Liabilites (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2019
Operating Lease Asstes and Liabilites [Abstract]
Operating lease right-of-use assets	$ 84,336	$ 77,435	$ 14,895
Current operating lease liabilities	22,206	21,278	2,510
Non-current operating lease liabilities	$ 71,755	$ 65,705	$ 12,745
Weighted-average remaining term (years)	3 years 8 months 12 days		5 years
Weighted-average discount rate	4.70%		6.00%
Balance Sheet Classification Column elements [Abstract]
Description of location of operating lease right-of-use assets on balance sheet	Operating lease right-of-use assets
Description of location of operating lease liabilities on balance sheet	Operating lease liabilities
Description of location of operating lease non-current liabilities on balance sheet	Operating lease liabilities, non-current